United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 09/30/2004

Check here if Amendment {    }; Amendment Number: _________
 This Amendment (Check only one.):   [    ] is a restatement
                                    [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500
         Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     November 15, 2004

Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 68
Form 13F Information Table Entry Total: 172,076
                                        (Thousands)

Form 13F Information Table
                                                                                          VOTING
                             TITLE OF              VALUE   SHARES/ SH/PT/  INVSTMT OTHER  AUTHORITY
       NAME OF ISSUER         CLASS      CUSIP    (x$1000) PRN AMT PR CALL DSCRETN MNGS    NONE

A F L A C Inc.                 com    001055 10 2   4,300  109,673 sh       sole  none     x
Abbott Laboratories            com    002824 10 0     743   17,530 sh       sole  none     x
Alberto Culver A               com    013068 10 1   2,735   62,894 sh       sole  none     x
American International Group   com    026874 10 7   1,385   20,370 sh       sole  none     x
American Italian Pasta Co      cl a   027070 10 1   1,233   47,155 sh       sole  none     x
Anheuser Busch Co. Inc.        com    035229 10 3   3,806   76,195 sh       sole  none     x
Aqua America                   com    03836w 10 3   1,578   71,381 sh       sole  none     x
Artesian Resources Corp.       cl a   043113 20 8     970   35,686 sh       sole  none     x
Automatic Data Processing      com    053015 10 3   5,189  125,590 sh       sole  none     x
BP plc                      sponsored 055622 10 4   1,508   26,217 sh       sole  none     x
Belden Inc                     com    077459 10 5     439   20,152 sh       sole  none     x
BellSouth Corp.                com    079860 10 2     468   17,242 sh       sole  none     x
Berkshire Hathaway B           cl b   084670 20 7     698      243 sh       sole  none     x
Black & Decker Corp            com    091797 10 0   5,961   76,978 sh       sole  none     x
Boeing Co.                     com    097023 10 5   4,758   92,170 sh       sole  none     x
Bristol Myers Squibb Co.       com    110122 10 8   1,128   47,649 sh       sole  none     x
CMS Energy Corp                com    125896 10 0     212   22,228 sh       sole  none     x
Colgate Palmolive              com    194162 10 3   2,264   50,118 sh       sole  none     x
Cooper Industries Inc.         cl a   G24182 10 0   4,845   82,115 sh       sole  none     x
D.R. Horton Inc.               com    23331A 10 9   4,291  129,613 sh       sole  none     x
Dean Foods Company             com    242370 10 4   2,779   92,565 sh       sole  none     x
Delphi Automotive System       com    247126 10 5     292   31,397 sh       sole  none     x
DuPont                         com    263534 10 9   3,950   92,283 sh       sole  none     x
Enerplus Resources Fund     Unit TR G 29274D 60 4   3,169   97,462 sh       sole  none     x
Exxon Mobil Corp.              com    30231G 10 2   6,739  139,435 sh       sole  none     x
FedEx Corporation              com    31428X 10 6   6,489   75,730 sh       sole  none     x
First American Corporation     com    318522 30 7   3,532  114,579 sh       sole  none     x
Fortune Brands Inc.            adr    349631 10 1   2,906   39,217 sh       sole  none     x
General Electric Co.           com    369604 10 3   6,520  194,177 sh       sole  none     x
General Growth Properties      com    370021 10 7   5,013  161,715 sh       sole  none     x
General Mills Inc.             com    370334 10 4     412    9,167 sh       sole  none     x
Gillette Co.                   com    375766 10 2   1,366   32,717 sh       sole  none     x
GlaxoSmithKline ADR         sponsored 37733W 10 5   2,179   49,825 sh       sole  none     x
Goodrich Co.                   com    382388 10 6     712   22,690 sh       sole  none     x
Green Mountain Power Corp.     com    393154 10 9   1,939   74,440 sh       sole  none     x
Heinz                          com    423074 10 3   3,396   94,282 sh       sole  none     x
Hershey Foods                  com    427866 10 8     574   12,278 sh       sole  none     x
Home Depot, Inc.               com    437076 10 2   3,486   88,920 sh       sole  none     x
Intel                          com    458140 10 0     371   18,518 sh       sole  none     x
IBM                            com    459200 10 1   4,729   55,158 sh       sole  none     x
J P Morgan Chase & Co.         com    46625h 10 0   2,845   71,613 sh       sole  none     x
Johnson & Johnson, Inc.        com    478160 10 4   5,206   92,414 sh       sole  none     x
Keyspan Corp                   com      49337w 10   1,168   29,801 sh       sole  none     x
McDonalds Corp.                com    580135 10 1   1,630   58,145 sh       sole  none     x
Medtronic Inc.                 com    585055 10 6   2,929   56,437 sh       sole  none     x
Merck & Co.                    com    589331 10 7   2,843   86,136 sh       sole  none     x
Microsoft                      com    594918 10 4   2,878  104,086 sh       sole  none     x
NiSource Inc.                  com    65473P 10 5     939   44,690 sh       sole  none     x
Pepsico                        com    713448 10 8   2,892   59,448 sh       sole  none     x
Pfizer                         com    717081 10 3   2,856   93,333 sh       sole  none     x
Pitney-Bowes                   com    724479 10 0   1,004   22,756 sh       sole  none     x
Procter & Gamble               com    742718 10 9   1,595   29,465 sh       sole  none     x
RPM Inc.                       com    749685 10 3   3,489  197,672 sh       sole  none     x
Radian Group                   com    750236 10 1     263    5,680 sh       sole  none     x
Royal Dutch Petroleum       ny reg EUR780257 80 4     526   10,200 sh       sole  none     x
South Jersey Industries        com    838518 10 8   3,661   76,670 sh       sole  none     x
Southern Company               com    842587 10 7     216    7,220 sh       sole  none     x
Ishares                        com    464287 45 7   1,727   21,055 sh       sole  none     x
Textron Inc.                   com    883203 10 1   1,678   26,105 sh       sole  none     x
UGI Corp                       com    902681 10 5   1,979   53,101 sh       sole  none     x
Unisys Corp                    com    909214 10 8     259   25,145 sh       sole  none     x
United Mobil Home              com    911024 10 7   1,249   87,090 sh       sole  none     x
Valley National Bancorp        com    919794 10 7   2,408   94,280 sh       sole  none     x
Verizon Communications         com    92343V 10 4   4,261  108,214 sh       sole  none     x
Viacom Inc. - Class B          cl b   925524 30 8   5,105  152,130 sh       sole  none     x
Vishay Intertechnology         com    928298 10 8     188   14,560 sh       sole  none     x
Washington Mutual              com    939322 10 3   3,855   98,638 sh       sole  none     x
Washington Real Estate      sh ben int939653 10 1   3,142  103,695 sh       sole  none     x